Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) € in Thousands	Jun. 30, 2025 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 181,545
Interest	11,775
Total	193,320
1 July 2025 - 30 June 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	101,780
Interest	6,122
Total	107,902
1 July 2026 - 30 June 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	42,711
Interest	3,664
Total	46,375
1 July 2027 - 30 June 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	21,640
Interest	1,447
Total	23,087
1 July 2028 - 30 June 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	11,327
Interest	466
Total	11,793
1 July 2029 - 30 June 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	2,383
Interest	71
Total	2,454
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	1,704
Interest	5
Total	€ 1,709